LICENSE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
LICENSES
Amortiziation expenses	$ 108,583	$ 131,915	$ 164,582